Warrant Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrant Liabilities [Abstract]
WARRANT LIABILITIES

NOTE 12. WARRANT LIABILITIES

As part of the December 2023 Convertible Note, the Company issued warrants to Defender SPV, LLC where each whole warrant entitles the holder to purchase one share of the Company’s common stock at an exercise price of $11.50 per share (the “Common Share Warrants”). Simultaneously on December 12, 2023, with the issuance of the Series A Convertible Preferred Stock, the Company issued warrants (the “Preferred Shares Warrants”) where each warrant allows the holder to purchase one share of the Company’s Series A Preferred Stock at $17.58 per share. As of March 31, 2025, there were 1,569,562 Common Share Warrants and 15,819 Preferred Share Warrants outstanding. As of December 31, 2024, 1,171,198 Common Share Warrants and 15,819 Preferred Share Warrants outstanding.

The Common Share warrants expire on the seventh anniversary of the issuance date provided that (x) if the Holder fails to acquire at least $14 million in aggregate principal amount of Senior Secured Convertible Notes at or prior to the Business Combination Closing, or (y) if a Holder Optional Redemption occurs prior to the time of consummation of the Business Combination, the Common Share Warrant would automatically terminate and be null and void. At any time after the tenth (10th) Business Day prior to the Maturity Date, any Holder may require the Company to redeem (a “Maturity Redemption”) all or any number of Preferred Shares held by such Holder at a purchase price equal to 100% of the Conversion Amount of such Preferred Shares.

Once the Common Share Warrants become exercisable, the Company may redeem the outstanding warrants:

●	in whole and not in part;

●	upon written notice of redemption given after the warrants become exercisable to each warrant holder; and

●	At any time on or after the initial date on which either (i) the shares of Common Stock of the Company are registered after the 1934 Act or (ii) any publicly traded common equity (or equivalent security) of any Successor Entity (or Parent Entity, as applicable) are issued in exchange for the Common Stock in the applicable Business Combination or other similar transaction (such applicable entity, the “Successor Public Company”), in either case, whether as a result of a public offering, Business Combination, recapitalization reorganization or otherwise (the “Public Company Date”) but not after 11;59 p.m., New York time, on the Expiration Date.

The Preferred Share Warrants expire on the eighteen (18) month anniversary of the date of the Business Combination (or such later date as extended by written consent of the Company and the Holder.

Once the Preferred Share Warrants become exercisable, the Company may redeem the outstanding warrants:

●	in whole and not in part;

●	upon written notice of redemption given after the warrants become exercisable to each warrant holder; and

●	At any time on or after the later of (x) the Issuance Date and (y) the date all of the Initial Preferred Shares have been converted in full, but not after 11:59 p.m., New York Time, on the Expiration Date.

The Common Share Warrants and the Preferred Share Warrants are recognized as derivative liabilities in accordance with ASC 805. Accordingly, the Company recognized the warrant instruments as liabilities at fair value as of the issuance date with the offsetting entry to debt discount. The carrying value of the instruments will be adjusted to fair value through other income (expense) on the consolidated statement of operations at each reporting period until they are exercised. As of March 31, 2025 and December 31, 2024, the fair value of the Common Share Warrants and the Preferred Share Warrants liabilities are presented within warrant liabilities on the consolidated balance sheet.

NOTE 13. WARRANT LIABILITIES

As part of the Senior Secured Convertible Note, entered on December 12, 2023, the Company issued warrants to Defender SPV, LLC where each whole warrant entitles the holder to purchase one share of the Company’s common stock at an exercise price of $11.50 per share (the “Common Share Warrants”). Simultaneously on December 12, 2023, with the issuance of the Series A Convertible Preferred Stock, Company issued warrants (the “Preferred Shares Warrants”) where each warrant allows the holder to purchase one share of the Company’s Series A Preferred Stock at $17.58 per share. As of December 31, 2024 and 2023, there were 1,271,198 Common Share Warrants and 15,819 Preferred Share Warrants outstanding and 1,091,525 Common Share Warrants and 15,819 Preferred Share Warrants outstanding, respectively.

The Common Share warrants expire on the seventh anniversary of the issuance date provided that (x) if the Holder fails to acquire at least $14 million in aggregate principal amount of Senior Secured Convertible Notes at or prior to the Business Combination Closing, or (y) if a Holder Optional Redemption (as defined below) occurs prior to the time of consummation of the Business Combination, the Common Share Warrant would automatically terminate and be null and void. At any time after the tenth (10th) Business Day prior to the Maturity Date, any Holder may require the Company to redeem (a “Maturity Redemption”) all or any number of Preferred Shares held by such Holder at a purchase price equal to 100% of the Conversion Amount of such Preferred Shares.

Once the Common Share Warrants become exercisable, the Company may redeem the outstanding warrants:

●	in whole and not in part;

●	upon written notice of redemption given after the warrants become exercisable to each warrant holder; and

●	At any time on or after the initial date on which either (i) the shares of Common Stock of the Company are registered after the 1934 Act or (ii) any publicly traded common equity (or equivalent security) of any Successor Entity (or Parent Entity, as applicable) are issued in exchange for the Common Stock in the applicable Business Combination or other similar transaction (such applicable entity, the “Successor Public Company”), in either case, whether as a result of a public offering, Business Combination, recapitalization reorganization or otherwise (the “Public Company Date”) but not after 11;59 p.m., New York time, on the Expiration Date.

The Preferred Share Warrants expire on the eighteen (18) month anniversary of the date of the Business Combination (or such later date as extended by written consent of the Company and the Holder.

Once the Preferred Share Warrants become exercisable, the Company may redeem the outstanding warrants:

●	in whole and not in part;

●	upon written notice of redemption given after the warrants become exercisable to each warrant holder; and

●	At any time on or after the later of (x) the Issuance Date and (y) the date all of the Initial Preferred Shares have been converted in full, but not after 11:59 p.m., New York Time, on the Expiration Date.

The Common Share Warrants and the Preferred Share Warrants are recognized as derivative liabilities in accordance with ASC 805. Accordingly, the Company recognized the warrant instruments as liabilities at fair value as of the issuance date with the offsetting entry to debt discount. The carrying value of the instruments will be adjusted to fair value through other income (expense) on the consolidated statement of operations at each reporting period until they are exercised. As of December 31, 2024 and 2023, the fair value of the Common Share Warrants and the Preferred Share Warrants liabilities are presented within warrant liabilities on the consolidated balance sheet.